SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Vehicles, net	$ 94,007	$ 28,272
Yerbae Brands Corp [Member]
Property, Plant and Equipment [Line Items]
Vehicles, net	26,470	60,453
Vehicles [Member] | Yerbae Brands Corp [Member]
Property, Plant and Equipment [Line Items]
Vehicles, gross	74,036	109,915
Vehicles, accumulated depreciation	(47,566)	(49,462)
Vehicles, net	$ 26,470	$ 60,453